Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk	If interest rates had been 50 basis points higher or lower, with all other variables held constant, interest expense would have increased (decreased) by:

For the years ended December 31	2021		2020
(in thousands of U.S. dollars)	50 bps increase	50 bps decrease	50 bps increase	50 bps decrease

Interest expense	$1,905	$(227)	$5,428	$(3,221)
The impact of a 1% increase or decrease in the Canadian dollar exchange rate would result in the following impacts to assets and liabilities:

For the years ended December 31	2021		2020
(in thousands of U.S. dollars)	1% increase	1% decrease	1% increase	1% decrease

Assets
Equity-accounted investments in multi-family rental properties	$209	$(209)	$210	$(210)
Equity-accounted investments in Canadian residential developments	988	(988)	744	(744)
Canadian development properties	1,335	(1,335)	1,107	(1,107)
Investments in U.S. residential developments	3	(3)	6	(6)
	$2,535	$(2,535)	$2,067	$(2,067)

Liabilities
Debt	482	(482)	715	(715)
	$482	$(482)	$715	$(715)

Disclosure of maturity analysis for non-derivative financial liabilities
The scheduled principal repayments and debt maturities are as follows, reflecting the maturity dates after all extensions have been exercised:

(in thousands of U.S. dollars)	Single-family rental borrowings	Canadian development properties borrowings	Corporate borrowings	Total

2022	$220,197	$34,207	$401	$254,805
2023	450,000	—	417	450,417
2024	358,602	—	13,144	371,746
2025	870,219	—	—	870,219
2026	1,569,213	—	—	1,569,213
2027 and thereafter	438,251	—	—	438,251
	3,906,482	34,207	13,962	3,954,651
Transaction costs (net of amortization)				(36,123)
Debt discount (net of amortization)				(1,095)
Total debt				$3,917,433
The following tables present the contractual maturities of the Company’s financial liabilities at December 31, 2021 and December 31, 2020, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2021	Due on demand and within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Liabilities
Debt(1)	$254,805	$822,163	$2,439,432	$438,251	$3,954,651
Other liabilities	—	8,538	7,863	18,347	34,748
Limited partners' interests in single-family rental business	—	—	600,572	346,880	947,452
Derivative financial instruments	—	—	—	230,305	230,305
Due to Affiliate	—	—	—	300,000	300,000
Amounts payable and accrued liabilities	102,954	—	—	—	102,954
Resident security deposits	56,785	—	—	—	56,785
Dividends payable	15,821	—	—	—	15,821
Total	$430,365	$830,701	$3,047,867	$1,333,783	$5,642,716
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.

(in thousands of U.S. dollars)
As at December 31, 2020	Due on demand and within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Liabilities
Debt(1)	$274,526	$1,236,540	$1,325,709	$1,327,292	$4,164,067
Other liabilities	—	3,122	1,463	551	5,136
Limited partners' interests in single-family rental business	—	—	—	356,305	356,305
Convertible debentures	—	172,400	—	—	172,400
Derivative financial instruments(2)	—	—	—	45,494	45,494
Due to Affiliate	—	—	—	300,000	300,000
Amounts payable and accrued liabilities	98,290	—	—	—	98,290
Resident security deposits	45,157	—	—	—	45,157
Dividends payable	10,641	—	—	—	10,641
Total	$428,614	$1,412,062	$1,327,172	$2,029,642	$5,197,490
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
(2) Includes the exchange/prepayment option related to Due to Affiliate (Note 20). Excludes the conversion and redemption options related to the 2022 convertible debentures as the fair value is an asset to the Company as at December 31, 2020.

The future repayments of principal and interest on financial liabilities are as follows, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2021	Within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Principal
Debt(1),(2)	$254,805	$822,163	$2,439,432	$438,251	$3,954,651
Due to Affiliate	—	—	—	300,000	300,000
Interest
Debt(1)	91,788	178,453	97,003	7,975	375,219
Due to Affiliate(3)	17,250	34,500	34,500	140,333	226,583
Total	$363,843	$1,035,116	$2,570,935	$886,559	$4,856,453
(1) Certain mortgages' principal and interest repayments were translated to U.S. dollars at the period-end exchange rate.
(2) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
(3) Reflects the contractual maturity date of September 3, 2032.

Disclosure of maturity analysis for derivative financial liabilities
The following tables present the contractual maturities of the Company’s financial liabilities at December 31, 2021 and December 31, 2020, excluding remaining unamortized deferred financing fees and debt discount:

(in thousands of U.S. dollars)
As at December 31, 2021	Due on demand and within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Liabilities
Debt(1)	$254,805	$822,163	$2,439,432	$438,251	$3,954,651
Other liabilities	—	8,538	7,863	18,347	34,748
Limited partners' interests in single-family rental business	—	—	600,572	346,880	947,452
Derivative financial instruments	—	—	—	230,305	230,305
Due to Affiliate	—	—	—	300,000	300,000
Amounts payable and accrued liabilities	102,954	—	—	—	102,954
Resident security deposits	56,785	—	—	—	56,785
Dividends payable	15,821	—	—	—	15,821
Total	$430,365	$830,701	$3,047,867	$1,333,783	$5,642,716
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.

(in thousands of U.S. dollars)
As at December 31, 2020	Due on demand and within the year	From 1 to 2 years	From 3 to 4 years	From 5 years and later	Total
Liabilities
Debt(1)	$274,526	$1,236,540	$1,325,709	$1,327,292	$4,164,067
Other liabilities	—	3,122	1,463	551	5,136
Limited partners' interests in single-family rental business	—	—	—	356,305	356,305
Convertible debentures	—	172,400	—	—	172,400
Derivative financial instruments(2)	—	—	—	45,494	45,494
Due to Affiliate	—	—	—	300,000	300,000
Amounts payable and accrued liabilities	98,290	—	—	—	98,290
Resident security deposits	45,157	—	—	—	45,157
Dividends payable	10,641	—	—	—	10,641
Total	$428,614	$1,412,062	$1,327,172	$2,029,642	$5,197,490
(1) The contractual maturities reflect the maturity dates after all extensions have been exercised. The Company intends to exercise the extension options available on all loans.
(2) Includes the exchange/prepayment option related to Due to Affiliate (Note 20). Excludes the conversion and redemption options related to the 2022 convertible debentures as the fair value is an asset to the Company as at December 31, 2020.

Disclosure of net liabilities
The details of the net liabilities are shown below:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Cash	$176,894	$55,158
Amounts receivable	41,582	25,593
Prepaid expenses and deposits	32,946	13,659
Current assets	251,422	94,410

Amounts payable and accrued liabilities	102,954	98,290
Resident security deposits	56,785	45,157
Dividends payable	15,821	10,641
Current portion of long-term debt	254,805	274,190
Current liabilities	430,365	428,278

Net current liabilities	$(178,943)	$(333,868)